STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		73 Months Ended	79 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,205,044)	$ (69,188)	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)	$ (148,698,214)
Adjustments to reconcile net loss to net cash (used in) operations:
Recapitalization of equity due to reverse merger				2,645	2,645	2,645
Impairment of Handcamp estimated value				112,700,000	112,700,000	112,700,000
Impairment of mineral rights and properties purchased from related party	16,100,000		18,900,000		18,900,000	35,000,000
Changes in operating assets and liabilities:
Security deposits			4,700	(10,750)	(6,050)	(6,050)
Outstanding checks in excess of bank balance		(71)	(71)	71
NET CASH (USED IN) OPERATING ACTIVITIES	(105,044)	(69,259)	(106,281)	(736,090)	(879,321)	(1,001,619)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from related party	122,126	69,259	112,590	736,090	885,630	1,025,010
NET CASH PROVIDED BY FINANCING ACTIVITIES	122,126	69,259	112,590	736,090	885,630	1,025,010
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	17,082		6,309		6,309	23,391
CASH AND CASH EQUIVALENTS BEGINNING OF THE YEAR	6,309
CASH AND CASH EQUIVALENTS END OF THE YEAR	23,391		6,309		6,309	23,391
NON-CASH FINANCING ACTIVITIES:
Purchase of Handcamp property via issuance of shares				112,539,000	112,539,000
Purchase of KATX mineral rights and properties via issuance of shares			$ 18,900,000		$ 18,900,000